Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Additional paid-in capital [Member]	Loans receivables-related parties [Member]	Retained earnings [Member] Statutory reserves [Member]	Retained earnings [Member] Unrestricted [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interests [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Beginning balance, shares at Dec. 31, 2020									10,440,000		4,560,000
Beginning balance at Dec. 31, 2020	$ 8,264,157	$ 332,574	$ (4,706,144)	$ 116,533	$ 12,649,561	$ (129,867)	$ 0		$ 1,044		$ 456
Loans receivable - related parties	22,614		22,614
Net income	4,108,445				4,109,724		(1,279)
Statutory reserves	72,300			72,300	(72,300)
Foreign currency translation adjustment	195,067					194,958	109
Ending balance, shares at Dec. 31, 2021									10,440,000		4,560,000
Ending balance at Dec. 31, 2021	12,590,283	332,574	(4,683,530)	188,833	16,686,985	65,091	(1,170)		$ 1,044		$ 456
Net income	2,882,147				2,892,480		(10,333)
Statutory reserves	51,591			51,591	(51,591)
Foreign currency translation adjustment	(492,411)		(79,920)			(409,559)	(2,932)
Repayments from loans receivable - related parties	3,812,241		3,812,241
Dividends declared to offset with loans receivable-related parties	951,209		951,209
Dividends declared	(4,470,111)				(4,470,111)
Ending balance, shares at Dec. 31, 2022								10,440,000	10,440,000	4,560,000	4,560,000
Ending balance at Dec. 31, 2022	15,273,358	332,574	0	240,424	15,057,763	(344,468)	(14,435)		$ 1,044		$ 456
Net income	815,647				915,422		(99,775)
Statutory reserves	8,337			8,337	(8,337)
Foreign currency translation adjustment	130,863					131,166	(303)
Ending balance, shares at Dec. 31, 2023								10,440,000	10,440,000	4,560,000	4,560,000
Ending balance at Dec. 31, 2023	$ 16,219,868	$ 332,574	$ 0	$ 248,761	$ 15,964,848	$ (213,302)	$ (114,513)		$ 1,044		$ 456